Income taxes (Tables)	12 Months Ended
Oct. 31, 2023
Notes to Financial Statements [Abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	2023	2022	2021

Loss before income taxes	$(2,691,670)	$(2,287,095)	$(1,012,978)
	26.5%	26.5%	26.5%
Expected income tax recovery	$(713,293)	$(606,080)	$(268,439)
Accretion expense and loss (gain) on convertible debentures and derivative liabilities	283,688	269,531	(97,480)
Stock-based compensation	57,761	10,992	95,412
Non-deductible (non-taxable) expenses and other items	(13,660)	(3,780)	82,530
Effect of changes in exchange rates	74,714	940,577	(644,649)
Change in deferred tax assets not recognized	310,790	(611,240)	832,626
	$-	$-	$-

Disclosure of deferred taxes [Table Text Block]
	2023	2022	2021

Non-capital losses	$8,833,940	$8,485,255	$8,924,982
	159,671	162,275	178,808
Property, equipment, patents and deferred costs	1,605,743	1,639,306	1,794,285
	$10,599,354	$10,286,836	$10,898,075
Deferred tax asset not recognized	(10,599,354)	(10,286,836)	(10,898,075)
	$-	$-	$-

Disclosure of unused tax losses [Table Text Block]
	Canada	United States	Total

2026	$1,731,988	$-	$1,731,988
2027	1,456,466	-	1,456,466
2028	-	-	-
2029	1,492,685	143,721	1,636,406
2030	2,014,021	1,880,897	3,894,918
2031	1,213,385	18,526	1,231,911
2032	1,344,746	325,793	1,670,539
2033	1,629,964	157,463	1,787,427
2034	2,358,006	679,089	3,037,095
2035	2,664,751	570,901	3,235,652
2036	3,127,236	441,019	3,568,255
2037	2,503,443	232,714	2,736,157
2038	1,692,420	317	1,692,737
2039	1,513,943	-	1,513,943
2040	509,976	-	509,976
2041	883,620	-	883,620
2042	1,254,159	-	1,254,159
2043	1,494,374	-	1,494,374
	$28,885,183	$4,450,440	$33,335,623